LONG-TERM LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2015
LONG-TERM LOAN RECEIVABLE
LONG-TERM LOAN RECEIVABLE

5.  LONG-TERM LOAN RECEIVABLE

In 2013, the Company entered into a loan agreement with Felicity Investment Holdings Limited (“Felicity”) for a total amount of approximately US$29.5 million with a 5% compounded annual interest rate. The balance of the loan and the compounded accrued interests will be received at the end of the 5 year term of the loan. The loan receivable is fully collateralized with shares of a subsidiary of Felicity. As of December 31, 2014 and 2015, the balance of the loan and the compounded accrued interests was approximately US$31 million and US$33 million respectively. In 2015, the Company provided a loan facility with the total amount of US$ 300 million to another subsidiary of Felicity. During the year ended December 31, 2015, US$ 140 million (RMB 872 million) of the facility had been drawn down and repaid. As of December 31, 2015, the unused loan facility is US$ 160 million, which can be drawn down from June 2016 with term of 2 years from the drawn down date with 5% annual interest rate.

In April, 2015, the Company entered into a loan agreement with eHi for a total amount of RMB300 million with 3 year term. The annual interest rate of the loan is 6.9% and will be received at the end of every quarter. As of December 31, 2015, the balance of the loan and the accrued interests was approximately RMB304 million.